Contingencies and commitments	12 Months Ended
Dec. 31, 2017
Contingencies and commitments
Contingencies and commitments

27.          Contingencies and commitments:

(a)          As at December 31, 2017, the Company is committed under legally enforceable agreements for purchases and rental payments for amounts as follows:

	Purchase	Operating
	obligations	leases	Total
2018	$370.2	$38.0	$408.2
2019	286.6	35.1	321.7
2020	117.7	29.0	146.7
2021	16.6	26.9	43.5
2022	13.8	23.3	37.1
Thereafter	13.8	102.5	116.3
	$818.7	$254.8	$1,073.5

Purchase obligations relate to commitments for purchases of property, plant and equipment, intangible assets and operating expenses. Operating leases include minimum rental payments primarily for office space, manufacturing facilities, and equipment.

For the year ended December 31, 2017, the Company has recorded total lease expenses of $37.2 million (2016 - $32.7 million) in the statement of earnings.

(b)          As at December 31, 2017, the Company’s banks have issued letters of credit for $108.0 million (2016 - $83.7 million) of which $77.9 million (2016 - $69.5 million) is guaranteed by Export Development Canada, a Canadian government corporation.

(c)          As noted in note 3(d)(i), satellite construction contracts may include performance incentives whereby payment for a portion of the purchase price of the satellite is contingent upon in-orbit performance of the satellite. The Company’s ultimate receipt of orbital performance incentives is subject to the continued performance of its satellites generally over the contractually stipulated life of the satellites. A complete or partial loss of a satellite’s functionality can result in loss of orbital receivable payments or repayment of amounts received by the Company under a warranty payback arrangement. The Company generally receives the present value of the orbital receivables if there is a launch failure or a failure caused by a customer error, but will forfeit some or all of the orbital receivables if the loss is caused by satellite failure or as a result of Company error. The Company recognizes orbital performance incentives in the financial statements based on the amounts that are expected to be received and believes that it will not incur a material loss relating to the incentives recognized.

(d)          In November 2017, certain purported former holders of DigitalGlobe series A convertible preferred stock and certain purported former holders of shares of DigitalGlobe common stock filed petitions for appraisal of the value of their purported holdings of DigitalGlobe common and preferred stock as of the date of the Company's acquisition of DigitalGlobe (note 9). DigitalGlobe is named as a respondent in the lawsuits, and filed answers to the lawsuits in December 2017.

(e)          The Company enters into agreements in the ordinary course of business with resellers and others. Most of these agreements require the Company to indemnify the other party against third-party claims alleging that one of its products infringes or misappropriates a patent, copyright, trademark, trade secret or other intellectual property right. Certain of these agreements require the Company to indemnify the other party against claims relating to property damage, personal injury or acts or omissions by the Company, its employees, agents or representatives.

(f)          From time to time, the Company has made guarantees regarding the performance of its systems to its customers. Some of these agreements do not limit the maximum potential future payments the Company could be obligated to make. The Company evaluates and estimates potential losses from such indemnification based on the likelihood that the future event will occur. To date, the Company has not incurred any material costs as a result of such obligations and has not accrued any liabilities related to such indemnification and guarantees in the consolidated financial statements.

(g)         The Company has entered into industrial cooperation agreements, sometimes referred to as offset agreements, as a condition to entering into contracts for its products and services from certain customers in foreign countries. These agreements are designed to return economic value to the foreign country and may be satisfied through activities that do not require a direct cash payment, including transferring technology, providing manufacturing, training and other consulting support to in-country projects. These agreements may provide for penalties in the event the Company fails to perform in accordance with offset requirements. The Company has historically not been required to pay any such penalties.

(h)         The Company is a party to various other legal proceedings and claims that arise in the ordinary course of business as either a plaintiff or defendant. The Company analyzes all legal proceedings and the allegations therein. The outcome of any of these other proceedings, either individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial position, results of operations or liquidity.